Condensed Consolidated Statements of Stockholder’s Equity (Deficit) (Unaudited) - USD ($)	Common stock	preferred stock Series D	preferred stock Series E	Additional paid- in capital	Accumulated deficit	Noncontrolling interest	Total
Balance at Dec. 31, 2021	$ 2			$ 8,631,370	$ (13,024,382)	$ 1,949,701	$ (2,443,309)
Balance (in Shares) at Dec. 31, 2021	184,596
Issuance of common stock upon conversion of convertible debentures	$ 1			2,554,447			2,554,448
Issuance of common stock upon conversion of convertible debentures (in Shares)	74,795
Issuance of common stock upon conversion of Series E preferred stock	$ 0			1,209,159			1,209,159
Issuance of common stock upon conversion of Series E preferred stock (in Shares)	22,633
Issuance of common stock pursuant to PIPE transaction	$ 4			6,199,996			6,200,000
Issuance of common stock pursuant to PIPE transaction (in Shares)	366,667
Issuance of common stock upon conversion of Series D preferred stock	$ 0			516,159			516,159
Issuance of common stock upon conversion of Series D preferred stock (in Shares)	9,262
Stock-based compensation				1,228,871			1,228,871
Disposal of JTM						(1,949,701)	(1,949,701)
Net income (loss) for the period					(19,035,088)		(19,035,088)
Balance at Dec. 31, 2022	$ 7			20,340,002	(32,059,470)		(11,719,461)
Balance (in Shares) at Dec. 31, 2022	657,953
Issuance of common stock upon conversion of Series A preferred stock				722,098			722,098
Issuance of common stock upon conversion of Series A preferred stock (in Shares)	15,000
Issuance of common stock pursuant to PIPE transaction	$ 2			3,424,998			3,425,000
Issuance of common stock pursuant to PIPE transaction (in Shares)	200,933
Issuance of common stock upon conversion of Series D preferred stock				1,445,220			1,445,220
Issuance of common stock upon conversion of Series D preferred stock (in Shares)	26,047
Issuance of common stock to third-party vendors				242,200			242,200
Issuance of common stock to third-party vendors (in Shares)	11,200
Reclassification of Series D and E preferred stock to permanent equity		$ 9,245,462	$ 5,104,658				14,350,120
Reclassification of Series D and E preferred stock to permanent equity (in Shares)		1,125	526
Stock-based compensation				285,791			285,791
Net income (loss) for the period					168,309		168,309
Balance at Mar. 31, 2023	$ 9	$ 9,245,462	$ 5,104,658	26,460,309	(31,891,161)		8,919,277
Balance (in Shares) at Mar. 31, 2023	911,133	1,125	526
Balance at Dec. 31, 2022	$ 7			20,340,002	(32,059,470)		(11,719,461)
Balance (in Shares) at Dec. 31, 2022	657,953
Net income (loss) for the period							(7,524,335)
Balance at Sep. 30, 2023	$ 10	$ 7,745,643	$ 4,869,434	30,771,316	(39,583,805)		3,802,598
Balance (in Shares) at Sep. 30, 2023	951,442	943	311
Balance at Dec. 31, 2022	$ 7			20,340,002	(32,059,470)		(11,719,461)
Balance (in Shares) at Dec. 31, 2022	657,953
Issuance of common stock and warrants upon issuance of debt	$ 0			674,378			674,378
Issuance of common stock and warrants upon issuance of debt (in Shares)	5,665
Issuance of common stock upon conversion of Series E preferred stock	$ 0		$ (235,224)	235,224
Issuance of common stock upon conversion of Series E preferred stock (in Shares)	2,727		(15)
Cancelation of Series E preferred stock shares
Cancelation of Series E preferred stock shares (in Shares)			(200)
Issuance of common stock upon conversion of Series A preferred stock	$ 0			722,098			722,098
Issuance of common stock upon conversion of Series A preferred stock (in Shares)	15,000
Issuance of common stock pursuant to PIPE transaction	$ 2			3,499,998			3,500,000
Issuance of common stock pursuant to PIPE transaction (in Shares)	205,333
Issuance of common stock upon conversion of Series D preferred stock	$ 1	$ (1,499,819)		2,945,038			1,445,220
Issuance of common stock upon conversion of Series D preferred stock (in Shares)	59,228	(182)
Issuance of common stock to third-party vendors	$ 0			290,560			290,560
Issuance of common stock to third-party vendors (in Shares)	13,600
Reclassification of Series D and E preferred stock to permanent equity		$ 9,245,462	$ 5,104,658				14,350,120
Reclassification of Series D and E preferred stock to permanent equity (in Shares)		1,125	526
Stock-based compensation				1,251,456			1,251,456
Liquidated damages related to escrow shares				1,222,000			1,222,000
Net income (loss) for the period			0		(14,486,000)		(14,486,000)
Balance at Dec. 31, 2023	$ 10	$ 7,745,643	$ 4,869,434	31,180,754	(46,545,470)		(2,749,629)
Balance (in Shares) at Dec. 31, 2023	959,508	943	311
Balance at Mar. 31, 2023	$ 9	$ 9,245,462	$ 5,104,658	26,460,309	(31,891,161)		8,919,277
Balance (in Shares) at Mar. 31, 2023	911,133	1,125	526
Issuance of common stock upon conversion of Series E preferred stock			$ (235,224)	235,224
Issuance of common stock upon conversion of Series E preferred stock (in Shares)	2,727		(15)
Cancelation of Series E preferred stock shares
Cancelation of Series E preferred stock shares (in Shares)			(200)
Issuance of common stock pursuant to PIPE transaction				75,000			75,000
Issuance of common stock pursuant to PIPE transaction (in Shares)	4,400
Issuance of common stock upon conversion of Series D preferred stock	$ 1	$ (1,499,819)		1,499,818
Issuance of common stock upon conversion of Series D preferred stock (in Shares)	33,182	(182)
Stock-based compensation				334,946			334,946
Liquidated damages related to escrow shares				1,222,000			1,222,000
Net income (loss) for the period					(4,141,995)		(4,141,995)
Balance at Jun. 30, 2023	$ 10	$ 7,745,643	$ 4,869,434	29,827,297	(36,033,156)		6,409,228
Balance (in Shares) at Jun. 30, 2023	951,442	943	311
Issuance of warrants				555,140			555,140
Stock-based compensation				388,879			388,879
Net income (loss) for the period					(3,550,649)		(3,550,649)
Balance at Sep. 30, 2023	$ 10	$ 7,745,643	$ 4,869,434	30,771,316	(39,583,805)		3,802,598
Balance (in Shares) at Sep. 30, 2023	951,442	943	311
Balance at Dec. 31, 2023	$ 10	$ 7,745,643	$ 4,869,434	31,180,754	(46,545,470)		(2,749,629)
Balance (in Shares) at Dec. 31, 2023	959,508	943	311
Issuance of common stock and warrants upon issuance of debt				56,286			56,286
Issuance of common stock and warrants upon issuance of debt (in Shares)	2,974
Stock-based compensation				136,100			136,100
Net income (loss) for the period					(414,438)		(414,438)
Balance at Mar. 31, 2024	$ 10	$ 7,745,643	$ 4,869,434	31,373,140	(46,959,908)		(2,971,681)
Balance (in Shares) at Mar. 31, 2024	962,482	943	311
Balance at Dec. 31, 2023	$ 10	$ 7,745,643	$ 4,869,434	31,180,754	(46,545,470)		(2,749,629)
Balance (in Shares) at Dec. 31, 2023	959,508	943	311
Net income (loss) for the period							2,014,058
Balance at Sep. 30, 2024	$ 10	$ 7,745,643	$ 4,869,434	32,270,330	(44,531,412)		354,005
Balance (in Shares) at Sep. 30, 2024	966,318	943	311
Balance at Mar. 31, 2024	$ 10	$ 7,745,643	$ 4,869,434	31,373,140	(46,959,908)		(2,971,681)
Balance (in Shares) at Mar. 31, 2024	962,482	943	311
Issuance of warrants				353,484			353,484
Stock-based compensation				298,746			298,746
Net income (loss) for the period					4,098,935		4,098,935
Balance at Jun. 30, 2024	$ 10	$ 7,745,643	$ 4,869,434	32,025,370	(42,860,973)		1,779,484
Balance (in Shares) at Jun. 30, 2024	962,482	943	311
Issuance of shares to employee				40,000			40,000
Issuance of shares to employee (in Shares)	3,836
Stock-based compensation				204,960			204,960
Net income (loss) for the period					(1,670,439)		(1,670,439)
Balance at Sep. 30, 2024	$ 10	$ 7,745,643	$ 4,869,434	$ 32,270,330	$ (44,531,412)		$ 354,005
Balance (in Shares) at Sep. 30, 2024	966,318	943	311